Form 24F-2
                  Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

1.	Name and Address of Issuer:

 	Greenspring Fund, Incorporated
     	2330 West Joppa Road, Suite 110
     	Lutherville, MD 21093

2.  	Name of each series or class of funds for which this Form is filed:

      Greenspring Fund, Incorporated

3.  	Investment Company Act File Number: 811-3627

     	Securities Act File Number: 2-81956

4a.  	Last day of fiscal year for which this Form is filed:

     	December 31, 2004

4b.  	Check box if this notice is being filed late (i.e. more than
      90 days after the end of the issuer's fiscal year):  [ ]

      Not applicable

4c.  	Check box if this is the last time the issuer will be filing this Form. [ ]

      Not applicable

5. 	Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the
      fiscal year pursuant to section 24f-2:                   52,682,576.66

(ii)  Aggregate price of securities redeemed or
      repurchased during the fiscal year (if applicable)      (35,366,574.58)

(iii) Aggregate price of securities redeemed or
      repurchased during any prior fiscal year ending no
      earlier than October 11, 1995 that were not previously
      used to reduce registration fees payable to the
      Commission:                                                       0.00

(iv)  Total available redemption credits (add Items
      5(ii) and 5(iii):                                       (35,366,574.58)

(v)   Net sales - if Item 5(i) is greater than 5(iv):         $17,316,002.08

(vi)  Redemption credits available for use in future
      years - if Item 5(i) is less than Item 5(iv)
      (subtract Item 5(iv) from Item 5(i)):                             0.00

(vii) Multiplier for determining registration fee
      (See Instruction C.9)                                         .0001177

(viii)Registration fee due (multiply Item 5(v) by
      Item 5(vii)) (enter "0" if no fee due):                       2,038.09

6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

	If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7. 	Interest Due - if this Form is being filed more than 90 days after
	the end of the issuer's fiscal year (see Instruction D):

      Not Applicable

8. 	Total amount of the registration fee due plus any interest due
	(line 5(viii) plus line 7):

      $2,038.09

9.	Date the registration fee and any interest payment was sent to
	the Commission's lockbox depository:

      February 17, 2005

	Method of Delivery:

	[x] Wire Transfer
	[ ] Mail or other means

                                Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title):/s/ Elizabeth Agresta Swam, Chief Compliance Officer
				 Elizabeth Agresta Swam

Date:         February 17, 2005